Segment reporting:	12 Months Ended
Mar. 31, 2011
Segment reporting:

14. Segment reporting:

DOCOMO’s management uses the following segment financial information to make decisions on the allocation of management resources and to evaluate business performance. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP.

DOCOMO has two operating segments. The mobile phone business segment includes Xi services, FOMA services, mova services, packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. The miscellaneous businesses segment includes home shopping services provided primarily through TV media, high-speed internet connection for hotel facilities, advertisement services, development, sales and maintenance of IT systems, credit services and other miscellaneous services, which in the aggregate are not significant in amount. DOCOMO plans to terminate mova services on March 31, 2012. The “Corporate” column in the tables below is not an operating segment but is included to reflect the recorded amounts of common assets which are not allocated to any operating segment.

DOCOMO identifies its reportable segments based on the nature of services included, as well as the characteristics of the telecommunications networks used to provide those services. DOCOMO’s management monitors and evaluates the performance of its segments based on the information derived from DOCOMO’s management reports.

Assets by segment are not included in the management reports, however, they are included herein only for the purpose of disclosure. Depreciation and amortization is shown separately, as well as included as part of operating expenses. Corporate assets primarily include cash, securities and investments in affiliates. DOCOMO allocates amounts of asset and related depreciation and amortization to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets of each segment. Capital expenditures in the “Corporate” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2009	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,381,254	¥66,726	¥—	¥4,447,980
Operating expenses	3,525,967	91,054	—	3,617,021

Operating income (loss)	¥855,287	¥(24,328)	¥—	¥830,959

Other income (expense)				¥(50,486)

Income before income taxes and equity in net income (losses) of affiliates				¥780,473

Other significant non-cash item:
Point program expense	¥111,062	¥3,663	¥—	¥114,725

Total assets	¥4,960,000	¥139,617	¥1,388,603	¥6,488,220

Depreciation and amortization	¥796,807	¥7,352	¥—	¥804,159

Capital expenditures	¥601,307	¥—	¥136,299	¥737,606

	Millions of yen
Year ended March 31, 2010	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥—	¥834,245

Other income (expense)				¥1,912

Income before income taxes and equity in net income (losses) of affiliates				¥836,157

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥1,548,467	¥6,756,775

Depreciation and amortization	¥691,851	¥9,295	¥—	¥701,146

Capital expenditures	¥556,829	¥—	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	Miscellaneous businesses	Corporate	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥—	¥844,729

Other income (expense)				¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates				¥835,338

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥1,661,330	¥6,791,593

Depreciation and amortization	¥682,029	¥11,034	¥—	¥693,063

Capital expenditures	¥520,770	¥4,759	¥142,947	¥668,476

DOCOMO does not disclose geographical information, since the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2009, 2010 and 2011.

Revenues from external customers for each similar product and service were as follows:

	Millions of yen
Year ended March 31,	2009	2010	2011
Operating Revenues:
Wireless services	¥3,841,082	¥3,776,909	¥3,746,869
Cellular services revenues	3,661,283	3,499,452	3,407,145
—Voice revenues	2,149,617	1,910,499	1,712,218
Including: FOMA services	1,877,835	1,785,518	1,658,863
—Packet communications revenues	1,511,666	1,588,953	1,694,927
Including: FOMA services	1,449,440	1,558,284	1,679,840
Other revenues	179,799	277,457	339,724
Equipment sales	606,898	507,495	477,404

Total operating revenues	¥4,447,980	¥4,284,404	¥4,224,273